LEASES - Maturities of Operating Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2019
Leases [Abstract]
2022/2021	$ 1,289	$ 4,705
2023/2022	1,048	1,182
2024/2023	1,076	1,078
2025/2024	1,105	1,107
2025		1,137
Total minimum lease payments	4,518	9,209
Less: Imputed interest	(282)	(484)
Present value of operating lease liabilities	$ 4,236	$ 8,725	$ 18,500